Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other long-term liabilities [Abstract]
Other Long-term Liabilities	Note 19 - Other Long-term Liabilities Composition
	As of December 31,
	2020	2019
	NIS millions

Long-term liabilities	38	-
Deferred revenue	2	3
Other	1	1
	41	4